Consolidated Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Variable Interest Entities

Note 6: Consolidated Variable Interest Entities

As of September 30, 2017 and December 31, 2016, we consolidated three and two variable interest entities (“VIEs”), respectively, that issued Securitized Debt, backed by pledged assets consisting primarily of a pool of timeshare financing receivables, which is without recourse to us. We are the primary beneficiaries of these VIEs as we have the power to direct the activities that most significantly affect their economic performance. We are also the servicer of these timeshare financing receivables and we are required to replace or repurchase timeshare financing receivables that are in default at their outstanding principal amounts. Additionally, we have the obligation to absorb their losses and the right to receive benefits that could be significant to them. Only assets of our VIEs are available to settle the obligations of the respective entities.

Our condensed consolidated balance sheets included the assets and liabilities of these entities, which primarily consisted of the following:

	September 30,	December 31,
($ in millions)	2017	2016
Restricted cash	$19	$10
Timeshare financing receivables, net	477	244
Non-recourse debt(1)	484	244

(1)	Net of deferred financing costs.

During the nine months ended September 30, 2017 and 2016, we did not provide any financial or other support to any VIEs that we were not previously contractually required to provide, nor do we intend to provide such support in the future.

Note 7: Consolidated Variable Interest Entities

As of December 31, 2016 and 2015, we consolidated two VIEs that issued debt securitized by our timeshare financing receivables (the “Securitized Debt”), which is without recourse to us. We are the primary beneficiaries of these VIEs as we have the power to direct the activities that most significantly affect their economic performance. We are also the servicer of these timeshare financing receivables and we are required to replace or repurchase timeshare financing receivables that are in default at their outstanding principal amounts. Additionally, we have the obligation to absorb their losses and the right to receive benefits that could be significant to them. The assets of our VIEs are only available to settle the obligations of the respective entities.

Our consolidated balance sheets included the assets and liabilities of these entities, which primarily consisted of the following:

	December 31,
($ in millions)	2016	2015
Restricted cash	$10	$13
Timeshare financing receivables, net	244	350
Non-recourse debt (1)	244	352

(1)	Net of deferred financing costs.

During the years ended December 31, 2016, 2015 and 2014, we did not provide any financial or other support to any VIEs that we were not previously contractually required to provide, nor do we intend to provide such support in the future.